Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Change in the Carrying Amount of Goodwill by Reporting Unit
The change in the carrying amount of goodwill by reporting unit is as follows:

	Overseas art study services	Other Educational Services	Consolidate
	RMB	RMB	RMB
Balance as of December 31, 2020 and 2021	176,046,647	18,708,316	194,754,963
Add: Acquisition of Youru	1,534,529	—	1,534,529

Balance as of December 31, 2022	177,581,176	18,708,316	196,289,492

Summary of Company's Intangible Assets
The following table summarizes the Company’s intangible assets, as of December 31, 2021 and 2022.

	December 31, 2021
	Gross carrying amount	Accumulated amortization /deduction	Impairment	Net carrying amount	Weighted average amortization period
	RMB	RMB	RMB	RMB	Years
Trademark (i)	79,000,000	(19,091,667)	—	59,908,333	10
Non-compete arrangements (i)	56,000,000	(22,555,555)	—	33,444,445	6

Total intangible assets	135,000,000	(41,647,222)	—	93,352,778

	December 31, 2022
	Gross carrying amount	Accumulated amortization /deduction	Impairment	Net carrying amount	Weighted average amortization period
	RMB	RMB	RMB	RMB	Years
Trademark (i)	79,000,000	(26,991,667)	—	52,008,333	10
Non-compete arrangements (i)	56,000,000	(31,888,889)	—	24,111,111	6
Copyright obtained	240,000	(240,000)	—	—	1

Total intangible assets	135,240,000	(59,120,556)	—	76,119,444

Summary of Total Amortization Expense Recognized
Total amortization expense recognized for the years ended December 31, 2020, 2021 and 2022 is allocated to the following expense items:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cost of revenues	1,850,377	—	240,000
General and administrative	20,042,857	17,233,333	17,233,333

Total amortization expense	21,893,234	17,233,333	17,473,333

(i)	Trademark and Non-compete arrangements were recorded as a result of the acquisition of Huanqiuyimeng businesses.

Schedule of Estimated Amortization Expense	As of December 31, 2022, the estimated amortization expense for the next five years is as follows:

December 31
RMB
2023	17,233,333
2024	17,233,333
2025	13,344,444
2026	7,900,000
2027	7,900,000